MANAGEMENT OF FINANCIAL RISK	12 Months Ended
Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of financial risk management [text block]

4) MANAGEMENT OF FINANCIAL RISK

4.1 Financial risk factors

The Atento Group’s activities are exposed to various types of financial risk: market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. The Atento Group’s global risk management policy aims to minimize the potential adverse effects of these risks on the Atento Group’s financial returns. The Atento Group also uses derivative financial instruments to hedge certain risk exposures.

a) Market risk

Interest rate risk in respect of cash flow and fair value

Interest risk arises mainly as a result of changes in interest rates which affect: finance costs of debt bearing interest at variable rates (or short-term maturity debt expected to be renewed), as a result of fluctuations in interest rates, and the value of noncurrent liabilities that bear interest at fixed rates.

Atento Group’s finance costs are exposed to fluctuations in interest rates. At December 31, 2018, 7.4% of financial debt with third parties bore interests at variable rates, while at December 31, 2017. this amount was 12.8%. In both 2017 and 2018, the exposure was to the Brazilian CDI rate and the TJLP (Brazilian Long Term Interest Rate).

The Atento Group’s policy is to monitor the exposure to interest at risk. As described in Note 14, the Atento Group has entered to interest rate swaps that have the economic effect of converting floatingrate borrowings into fixed interest rate borrowings.

As of December 31, 2017. the estimated fair value of the interest rate hedging instruments related to the Brazilian Debentures totaled a derivative liability of $1.2 million, which was recorded as a financial liability. As of December 31, 2018, there were no outstanding interest rate hedging instruments related to the Brazilian Debentures.

Foreign currency risk

Our foreign currency risk arises from local currency revenues, receivables and payables, while the U.S. dollar is our functional and reporting currency. We benefit to a certain degree from the fact that the revenue we collect in each country, in which we have operations, is generally denominated in the same currency as the majority of the expenses we incur.

In accordance with our risk management policy, whenever we deem it appropriate, we manage foreign currency risk by using derivatives to hedge any exposure incurred in currencies other than those of the functional currency of the Countries.

The main source of our foreign currency risk is related to the Senior Secured Notes due 2022 denominated in U.S. dollars. Upon issuance of the Notes, we entered into cross-currency swaps pursuant to which we exchange an amount of U.S. dollars for a fixed amount of Euro, Mexican Pesos, Peruvian Soles and Brazilian Reais. The total amount of interest (coupon) payments are covered (until maturity date) and also a portion of the principal (until January 2020).

As of December 31, 2018, the estimated fair value of the cross-currency swaps totalled an net asset of $10.6 million (asset of $3.0 million as of December 31, 2017).

The table below shows the impact of a +/10 basis points variation in the exchange rate on the value of the cross-currency swaps.

Thousands of U.S. dollars
CROSS-CURRENCY	2018
FAIR VALUE	10,630
0.10%	(3,522)
-0.10%	862

As of December 31, 2018, the estimated fair value of the cross-currency swaps totaled a net asset of $10.6 million (asset of $3.0 million as of December 31, 2017).

2016	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	244	817,344	272	-	-	-	10%	2,846.7	287	45	-	-
Euro - Dirham Moroccan	252	2,848	281	-	-	-	10%	9.6	297	47	-	-
Euro - Peruvian Nuevos Soles	64	241	72	-	-	-	10%	3.2	76	12	-	-
Euro - USD	3,515	3,705	3,705	-	-	-	10%	0.9	3,905	412	-	-
Chilean Pesos – USD	212	-	-	-	-	-	10%	0.0	235	-	-	-
Mexican Pesos – USD	6	-	-	-	-	-	10%	0.0	-	-	-	-
Brazilian Reais – USD	6	2	2	-	-	-	10%	0.3	7	-	-	-
Guatemalan Quetzal – USD	2,442	325	325	-	-	-	10%	0.1	2,713	36	-	-
Colombian Pesos – USD	590,271	197	197	-	-	-	10%	0.0	655,857	22	-	-
Peruvian Nuevos Soles - USD	23,484	6,998	6,998	5,138	1,531	1,531	10%	0.3	26,094	778	5,709	(170)
United States Dolar - Euro	11,068	10,500	11,068	-	-	-	10%	0.9	12,298	1,230	-	-
United States Dolar - MXN	79	1,627	79	-	-	-	10%	18.6	88	9	-	-
Chilean Pesos – Euro	292	-	-	-	-	-	10%	0.0	324	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2017	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	253	904,880	303	-	-	-	10%	3,220.8	281	34	-	-
Euro - Dirham Moroccan	527	5,915	632	-	-	-	10%	10.1	586	70	-	-
Euro - Peruvian Nuevos Soles	37	144	44	-	-	-	10%	3.5	41	5	-	-
Euro - USD	2,999	3,597	3,597	-	-	-	10%	1.1	3,332	400	-	-
Chilean Pesos – USD	7,982	13	13	-	-	-	10%	0.0	8,875	1	-	-
Mexican Pesos – USD	970	-	49	-	-	-	10%	0.0	-	(49)	-	-
Brazilian Reais – USD	27	8	8	-	-	-	10%	0.3	30	1	-	-
Guatemalan Quetzal – USD	82	11	11	-	-	-	10%	0.1	91	1	-	-
Colombian Pesos – USD	610,695	205	205	-	-	-	10%	0.0	678,550	23	-	-
Peruvian Nuevos Soles - USD	26,358	8,123	8,123	5,822	1,794	1,794	10%	0.3	29,287	903	6,469	(199)
United States Dolar - Euro	8	6	8	-	-	-	10%	0.8	9	1	-	-
United States Dolar - MXN	10	202	10	-	-	-	10%	17.7	11	1	-	-
Chilean Pesos – Euro	132,016	179	215	-	-	-	10%	0.0	146,423	20	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2018	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	-	-	-	-	-	-	10%	3,349.0	-	-	-	-
Euro - Dirham Moroccan	668	7,031	764	-	-	-	10%	10.0	713	52	-	-
Euro - Peruvian Nuevos Soles	-	-	-	-	-	-	10%	3.0	-	-	-	-
Euro - USD	1,417	1,622	1,622	-	-	-	10%	1.0	1,574	180	-	-
Chilean Pesos – USD	36,744	53	53	-	-	-	10%	0.0	40,827	6	-	-
Mexican Pesos – USD	27,719	1,411	1,411	-	-	-	10%	0.0	30,799	157	-	-
Brazilian Reais – USD	16	4	4	-	-	-	10%	0.0	17	-	-	-
Guatemalan Quetzal – USD	2,094	271	271	-	-	-	10%	0.0	2,327	30	-	-
Colombian Pesos – USD	546,644	168	168	-	-	-	10%	0.0	607,382	19	-	-
Peruvian Nuevos Soles - USD	11,221	3,321	3,321	3,536	1,046	1,046	10%	0.0	12,468	369	3,929	(116)
United States Dolar - Euro	15	13	15	-	-	-	10%	1.0	17	2	-	-
United States Dolar - MXN	1	26	1	-	-	-	10%	18.0	1	-	-	-
Chilean Pesos – Euro	70	-	-	-	-	-	10%	0.0	81	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

b) Credit risk

The Atento Group seeks to conduct all of its business with reputable national and international companies and institutions established in their countries of origin, to minimize credit risk. As a result of this policy, the Atento Group has no material adjustments to make to its credit accounts (see Note 13).

Accordingly, the Atento Group’s commercial credit risk management approach is based on continuous monitoring of the risks assumed and the financial resources necessary to manage the Group’s various units, in order to optimize the riskreward relationship in the development and implementation of business plans in the course of their regular business.

Credit risk arising from cash and cash equivalents is managed by placing cash surpluses in high quality and highly liquid money-market assets. These placements are regulated by a master agreement revised annually on the basis of the conditions prevailing in the markets and the countries where Atento operates. The master agreement establishes: (i) the maximum amounts to be invested per counterparty, based on their ratings (long- and short-term debt ratings); (ii) the maximum period of the investment; and (iii) the instruments in which the surpluses may be invested.

The Atento Group’s maximum exposure to credit risk is primarily limited to the carrying amounts of its financial assets. The Atento Group holds no guarantees as collection insurance.

c) Liquidity risk

The Atento Group seeks to match its debt maturity schedule to its capacity to generate cash flows to meet the payments falling due, factoring in a degree of cushion. In practice, this has meant that the Atento Group’s average debt maturity must be longer enough to support business operation normal conditions (assuming that internal projections are met). A maturity schedule for the Atento Group’s financial liabilities is provided in Note 16.

4.2 Capital Management

The Atento Group’s Finance Department, which is in charge of the capital management, takes various factors into consideration when determining the Group’s capital structure.

The Atento Group’s capital management goal is to determine the financial resources necessary both to continue its recurring activities and to maintain a capital structure that optimizes own and borrowed funds.

The Atento Group sets an optimal debt level in order to maintain a flexible and comfortable medium-term borrowing structure, in order to be able to carry out its routine activities under normal conditions and to address new opportunities for growth. Debt levels are kept in line with forecasted future cash flows and with quantitative restrictions imposed under financing contracts.

As indicated in Note 17, among the restrictions imposed under financing arrangements, the debenture contract lays out certain general obligations and disclosures in respect of the lending institutions, specifically, Atento Brasil S.A. must comply with the quarterly net financial debt/EBITDA ratio set out in the contract terms.

In addition to these general guidelines, we take into account other considerations and specifics when determining our financial structure, such as country risk, tax efficiency and volatility in cash flow generation.

The contract also sets out additional restrictions, including limitations on dividends, payments and distributions to shareholders and capacity to incur additional debt.

The Super Senior Revolving Credit Facility, described in Note 17, carries no financial covenant obligations regarding debt levels. However, the notes do impose limitations on the distributions on dividends, payments or distributions to the shareholders, the incurring of additional debt, and on investments and disposal of assets.

As of the date of these consolidated financial statements, the Atento Group was in compliance with all restrictions established in the aforementioned financing contracts, and does not foresee any future non-compliance. To that end, the Atento Group regularly monitors figures for net financial debt with third parties and EBITDA.

Net financial debt with third parties at December 31, 2017 and 2018 is as follow:

	Thousands of U.S. dollars
	2017	2018
Senior Secured Notes (Note 17)	398,346	400,035
Brazilian bonds - Debentures (Note 17)	21,055	14,708
Bank borrowings (Note 17)	56,392	39,498
Finance lease payables (Note 17)	10,498	5,527
Less: Cash and cash equivalents (Note 15)	(141,762)	(133,526)
Net financial debt with third parties	344,529	326,242